UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5970

                               Cash Account Trust
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  04/30
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Cash Account Trust - Money Market Portfolio
Investment Portfolio as of January 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------

                                                                                           Principal
                                                                                           Amount ($)       Value ($)
                                                                              ---------------------------------------

Certificates of Deposit and Bank Notes 19.4%
ABN AMRO Bank NV, 1.93%, 3/3/2005                                                25,000,000               25,000,000
Bank of America NA, 2.48%, 3/23/2005                                             30,000,000               30,000,000
BNP Paribas, 2.02%, 3/21/2005                                                    40,000,000               39,998,392
Credit Suisse First Boston, 2.34%, 2/3/2005                                      50,000,000               50,000,000
Istituto Bancario San Paolo di Torino, 2.505%, 3/22/2005                         15,000,000               15,000,101
Landesbank Hessen-Thuringen Girozentrale, 2.03%, 3/10/2005                       70,000,000               69,963,104
Natexis Banque Populaires:
2.3%, 3/22/2005                                                                  50,000,000               50,000,000
2.32%, 2/2/2005                                                                  53,000,000               53,000,000
2.34%, 2/2/2005                                                                  50,000,000               50,000,000
Nordea Bank Finland PLC, 2.36%, 2/2/2005                                         35,000,000               35,000,010
Royal Bank of Scotland PLC, 2.055%, 2/2/2005                                     35,000,000               35,000,000
Societe Generale:
2.32%, 2/2/2005                                                                  36,000,000               36,000,000
2.48%, 3/22/2005                                                                 50,000,000               50,000,000
Toronto Dominion Bank:
2.27%, 3/9/2005                                                                  25,000,000               25,000,000
2.505%, 5/27/2005                                                                30,000,000               30,000,473
UniCredito Italiano SpA:
2.01%, 3/21/2005                                                                 50,000,000               49,997,337
2.465%, 3/21/2005                                                                50,000,000               50,000,000
2.5%, 3/22/2005                                                                 100,000,000              100,000,000

Total Certificates of Deposit and                                                                      -------------
Bank Notes (Cost $793,959,417)                                                                           793,959,417


Commercial Paper** 40.9%
Barclays US Funding LLC, 2.25%, 2/14/2005                                        30,000,000               29,975,625
Blue Ridge Asset Funding, 2.35%, 2/10/2005                                       30,000,000               29,982,375
British Transco Capital, Inc.:
2.22%, 2/7/2005                                                                  20,000,000               19,992,600
2.45%, 2/18/2005                                                                 55,000,000               54,936,368
CAFCO LLC, 2.26%, 2/7/2005                                                       70,000,000               69,973,633
Cancara Asset Securitization LLC, 2.25%, 2/16/2005                               50,000,000               49,953,125
CC (USA), Inc., 1.92%, 3/2/2005                                                  25,000,000               24,961,333
CIT Group, Inc.:
1.88%, 2/18/2005                                                                 50,000,000               49,955,611
1.95%, 2/7/2005                                                                  25,000,000               24,991,875
2.24%, 2/1/2005                                                                  36,000,000               36,000,000
2.65%, 6/17/2005                                                                 22,926,000               22,699,084
Dexia Delaware LLC, 2.285%, 2/3/2005                                             75,000,000               74,990,479
Dorada Finance, Inc., 2.62%, 4/11/2005                                           26,915,000               26,780,358
General Electric Capital Corp., 1.88%, 2/1/2005                                  35,000,000               35,000,000
Genworth Financial, Inc., 2.27%, 2/2/2005                                        22,750,000               22,748,566
Giro Funding US Corp.:
2.34%, 2/1/2005                                                                  18,000,000               18,000,000
2.34%, 2/4/2005                                                                  15,000,000               14,997,075
2.5%, 2/24/2005                                                                  25,000,000               24,960,070
2.51%, 2/25/2005                                                                 24,000,000               23,959,840
Goldman Sachs Group, Inc., 2.3%, 2/1/2005                                        30,000,000               30,000,000
Grampian Funding Ltd.:
2.05%, 3/22/2005                                                                 70,000,000               69,805,633
2.47%, 3/22/2005                                                                 20,000,000               19,933,034
2.49%, 3/22/2005                                                                 40,000,000               39,864,433
Greyhawk Funding LLC, 2.3%, 2/4/2005                                             20,000,000               19,996,167
Irish Life and Permanent PLC:
1.76%, 2/8/2005                                                                  20,000,000               19,993,156
1.92%, 3/1/2005                                                                  50,000,000               49,925,333
IXIS Commercial Paper Corp., 2.48%, 3/24/2005                                    40,000,000               39,860,033
Jupiter Securitization Corp., 2.44%, 2/18/2005                                   25,000,000               24,971,194
K2 (USA) LLC:
1.87%, 2/18/2005                                                                 22,700,000               22,679,955
2.05%, 3/23/2005                                                                 20,000,000               19,943,333
KBC Financial Products International Ltd., 1.85%, 2/10/2005                      20,000,000               19,990,750
Lake Constance Funding LLC:
1.86%, 2/7/2005                                                                  30,000,000               29,990,700
2.45%, 2/22/2005                                                                 31,000,000               30,955,696
2.48%, 2/23/2005                                                                 30,000,000               29,954,533
Nationwide Building Society, 2.315%, 2/7/2005                                    50,000,000               49,980,708
Park Avenue Receivables Co., LLC, 2.32%, 2/3/2005                                60,364,000               60,356,220
Perry Global Funding LLC, Series A, 2.53%, 3/10/2005                             60,000,000               59,844,600
RWE AG, 2.24%, 2/7/2005                                                          25,000,000               24,990,667
Sanofi-Aventis:
2.5%, 3/22/2005                                                                  30,000,000               29,897,917
2.62%, 4/11/2005                                                                 15,000,000               14,924,962
SBC Communications, Inc., 2.38%, 2/14/2005                                       25,000,000               24,978,514
Scaldis Capital LLC:
2.05%, 3/22/2005                                                                 50,000,000               49,861,167
2.25%, 2/16/2005                                                                 20,528,000               20,508,755
2.34%, 2/7/2005                                                                  20,000,000               19,992,200
2.65%, 4/25/2005                                                                 38,570,000               38,336,126
Swedish National Housing Finance Corp., 2.44%, 3/14/2005                         30,000,000               29,916,975
Three Rivers Funding Corp., 2.29%, 2/1/2005                                      27,586,000               27,586,000
Toyota Motor Credit Corp.:
2.34%, 2/14/2005                                                                 30,000,000               29,974,650
2.35%, 2/4/2005                                                                  25,000,000               24,995,104
Yorktown Capital LLC, 2.42%, 2/18/2005                                           50,000,000               49,942,861
                                                                                                       -------------
Total Commercial Paper (Cost $1,678,809,393)                                                           1,678,809,393

Floating Rate Notes* 16.1%
American Honda Finance Corp.:
144A, 1.78%, 2/11/2005                                                           20,000,000               20,000,910
144A, 1.78%, 2/11/2005                                                           10,500,000               10,500,477
Associates Corp. of North America, 2.05%, 6/27/2005                              10,500,000               10,500,000
Banco Bilbao Vizcaya Argentaria SA, 2.47%, 3/23/2005                             50,000,000               49,998,968
Beta Finance, Inc., 144A, 2.04%, 4/15/2005                                       30,000,000               29,998,500
Canadian Imperial Bank of Commerce, 1.92%, 1/13/2006                             45,000,000               45,025,366
Depfa Bank PLC, 2.47%, 9/15/2005                                                 25,000,000               25,000,000
HSBC Finance Corp., 2.38%, 10/25/2005                                            25,000,000               25,000,000
International Business Machines Corp., 2.39%, 12/8/2005                          30,000,000               30,000,000
Lehman Brothers Holdings, Inc., 2.7%, 12/23/2005                                 30,000,000               30,031,936
Merrill Lynch & Co., Inc.:
2.42%, 2/4/2005                                                                  30,000,000               30,000,000
2.43%, 2/3/2005                                                                  20,000,000               20,000,331
Morgan Stanley:
2.36%, 4/19/2005                                                                 15,000,000               15,000,000
2.43%, 2/3/2006                                                                  30,000,000               30,000,000
2.46%, 5/24/2005                                                                 50,000,000               50,000,000
2.48%, 2/3/2006                                                                  25,000,000               25,000,000
2.49%, 2/18/2005                                                                 45,000,000               45,000,000
National City Bank of Cleveland:
2.415%, 6/10/2005                                                                25,000,000               25,003,115
2.44%, 5/24/2005                                                                 20,000,000               20,000,000
Norddeutsche Landesbank Girozentrale, 2.489%, 3/29/2005                          30,000,000               29,999,007
Pfizer, Inc., 144A, 2.36%, 10/7/2005                                             20,000,000               20,000,000
Societe Generale, 2.463%, 3/24/2005                                               3,750,000                3,749,475
SunTrust Bank NA, 2.44%, 4/1/2005                                                40,000,000               40,000,643
Tango Finance Corp., 144A, 2.53%, 2/10/2006                                      30,000,000               29,997,000
                                                                                                       -------------
Total Floating Rate Notes (Cost $659,805,728)                                                            659,805,728

US Government Sponsored Agencies 7.7%
Federal Home Loan Bank, 2.39%**, 2/10/2005                                      110,000,000              109,934,275
Federal Home Loan Mortgage Corp.:
2.165%*, 11/7/2005                                                               25,000,000               25,000,000
2.55%*, 10/7/2005                                                                70,000,000               70,000,000
Federal National Mortgage Association:
1.84%**, 2/16/2005                                                               20,000,000               19,984,667
2.36%**, 2/1/2005                                                                35,000,000               35,000,000
2.43%*, 10/3/2005                                                                55,000,000               54,976,012
                                                                                                       -------------
Total US Government Sponsored Agencies (Cost $314,894,954)                                               314,894,954

Funding Agreements 0.6%
New York Life Insurance Co., 2.0%*, 9/20/2005
(Cost $25,000,000)                                                               25,000,000               25,000,000
                                                                                                       -------------
Asset Backed 0.6%
Permanent Financing PLC, "1A", Series 4, 2.37%*, 3/10/2005
(Cost $25,000,000)                                                               25,000,000               25,000,000
                                                                                                       -------------
Promissory Notes 4.2%
Goldman Sachs Group, Inc.:
2.48%*, 8/10/2005                                                                60,000,000               60,000,000
2.53%*, 5/26/2005                                                               110,000,000              110,000,000
                                                                                                       -------------
Total Promissory Notes (Cost $170,000,000)                                                               170,000,000

Time Deposit 7.1%
Branch Banking & Trust Co., 2.53%, 2/1/2005                                     100,000,000              100,000,000
Wells Fargo Bank NA, 2.531%, 2/1/2005                                           190,000,000              190,000,000
                                                                                                       -------------
Total Time Deposit (Cost $290,000,000)                                                                   290,000,000

Municipal Investments 0.2%
Massachusetts, Housing Finance Agency, Housing Revenue,
Avalon at Newton, Series A, 2.35%*, 12/1/2034,
JPMorgan Chase Bank (c)
(Cost $10,000,000)                                                               10,000,000               10,000,000
                                                                                                       -------------


Repurchase Agreements 4.7%
Goldman Sachs Co., Inc., 2.51%, dated 1/31/2005, to be repurchased
at $191,013,317 on 2/1/2005 (a)                                                 191,000,000              191,000,000
State Street Bank and Trust Co., 2.42%, dated 1/31/2005, to be
repurchased at $2,491,167 on 2/1/2005 (b)                                         2,491,000                2,491,000
                                                                                                       -------------
Total Repurchase Agreements (Cost $193,491,000)                                                          193,491,000


                                                                                       % of
                                                                                          Net Assets        Value ($)

Total Investment Portfolio  (Cost $4,160,960,492)                                     101.5            4,160,960,492
Other Assets and Liabilities, Net                                                      -1.5              -60,564,906
                                                                                                       -------------
Net Assets                                                                            100.0            4,100,395,586
                                                                                                       =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2005.

** Annualized yield at the time of purchase; not a coupon rate.

(a) Collateralized by:

Principal                                                              Maturity           Collateral
Amount ($)           Security                             Rate %         Date              Value ($)
------------------------------------------------------------------------------------------------------

 87,276,061     Federal National Mortgage Association       6.0         9/1/2034           90,589,933

 103,401,750    Federal Home Loan Mortgage Corp.            5.0         3/15/2024         104,230,067
------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                    194,820,000

(b) Collateralized by $2,520,000 Federal Home Loan Mortgage Corp., 2.875%, maturing on 9/15/2005 with a value of $2,545,402.

(c) Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Account Trust Money Market Portfolio


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Cash Account Trust Money Market Portfolio


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005